Contract Amounts of Foreign Exchange Contracts (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Foreign currency to sell
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contract amounts of foreign exchange contracts	¥ 358,862	¥ 374,699
Foreign currency to buy
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contract amounts of foreign exchange contracts	¥ 21,365	¥ 44,726